Accounts Payable, Accrued Liabilities and Asset Retirement Obligations - Summary of Movements in Contingent Liabilities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [abstract]
Beginning balance	$ 31,326,691	$ 34,379,969
Business combination	0	292
Effect of translation	1,556,950	(4,290,753)
Increase of the year	7,425,182	7,442,292
Applications payments	(4,079,190)	(3,214,407)
Applications reversals	(1,891,115)	(2,990,702)
Ending balance	$ 34,338,518	$ 31,326,691